Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000153405 | Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153405 | CIT Mortgage Loan Trust 2007-1, 5.762, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000153405 | Option One Mortgage Loan Trust 2007-CP1, 0, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153405 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153405 | Carrington Mortgage Loan Trust Series 2007-RFC1, 0, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153405 | Citigroup Mortgage Loan Trust 2007-AHL1, 0.273, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153405 | CIT Mortgage Loan Trust 2007-1, 5.245, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153405 | RAAC Series 2007-SP3 Trust, 6.687, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153405 | Nationstar Home Equity Loan Trust 2007-B, 4.328, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153405 | First Franklin Mortgage Loan Trust 2006-FF9, 0, 2036-06-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153405 | Financials313586109
Holdings [Line Items]
Percent of Total Investments	2.00%
C000153405 | Fixed Income - Other464288588
Holdings [Line Items]
Percent of Total Investments	1.00%
C000153405 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.20%
C000153405 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	96.80%
C000153405 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153405 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153405 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153405 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000153405 | ABS
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000153406 | Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153406 | CIT Mortgage Loan Trust 2007-1, 5.762, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000153406 | Option One Mortgage Loan Trust 2007-CP1, 0, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153406 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153406 | Carrington Mortgage Loan Trust Series 2007-RFC1, 0, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153406 | Citigroup Mortgage Loan Trust 2007-AHL1, 0.273, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153406 | CIT Mortgage Loan Trust 2007-1, 5.245, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153406 | RAAC Series 2007-SP3 Trust, 6.687, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153406 | Nationstar Home Equity Loan Trust 2007-B, 4.328, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153406 | First Franklin Mortgage Loan Trust 2006-FF9, 0, 2036-06-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153406 | Financials313586109
Holdings [Line Items]
Percent of Total Investments	2.00%
C000153406 | Fixed Income - Other464288588
Holdings [Line Items]
Percent of Total Investments	1.00%
C000153406 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.20%
C000153406 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	96.80%
C000153406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153406 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153406 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153406 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153406 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000153406 | ABS
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000153407 | Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153407 | CIT Mortgage Loan Trust 2007-1, 5.762, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000153407 | Option One Mortgage Loan Trust 2007-CP1, 0, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153407 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153407 | Carrington Mortgage Loan Trust Series 2007-RFC1, 0, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153407 | Citigroup Mortgage Loan Trust 2007-AHL1, 0.273, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153407 | CIT Mortgage Loan Trust 2007-1, 5.245, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153407 | RAAC Series 2007-SP3 Trust, 6.687, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153407 | Nationstar Home Equity Loan Trust 2007-B, 4.328, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153407 | First Franklin Mortgage Loan Trust 2006-FF9, 0, 2036-06-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153407 | Financials313586109
Holdings [Line Items]
Percent of Total Investments	2.00%
C000153407 | Fixed Income - Other464288588
Holdings [Line Items]
Percent of Total Investments	1.00%
C000153407 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.20%
C000153407 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	96.80%
C000153407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153407 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153407 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153407 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000153407 | ABS
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000215731 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000215731 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215731 | 046353108 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215731 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215731 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215731 | 45337C102 | Incyte Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215731 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215731 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215731 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215731 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215731 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215731 | Health Care228903100
Holdings [Line Items]
Percent of Total Investments	96.60%
C000215731 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000215729 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000215729 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215729 | 046353108 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215729 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215729 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215729 | 45337C102 | Incyte Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215729 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215729 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215729 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215729 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215729 | Health Care228903100
Holdings [Line Items]
Percent of Total Investments	96.60%
C000215729 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000215730 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000215730 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215730 | 046353108 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215730 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215730 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215730 | 45337C102 | Incyte Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215730 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215730 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215730 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215730 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215730 | Health Care228903100
Holdings [Line Items]
Percent of Total Investments	96.60%
C000215730 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000173003 | 31846V328 | First American Treasury Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000173003 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000173003 | ESZ5C6725_20251222_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173003 | 3EV5C6750_20251020_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173003 | 2EV5C6725_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173003 | 3EV5C6725_20251020_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173003 | 2EV5C6750_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173003 | 2EV5C6700_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173003 | ESH6P5500_20260323_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173003 | ESM6P5500_20260619_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173003 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	95.60%
C000173003 | Index OptionVIX C17_20251023_L_IB
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173003 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173003 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173003 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000173004 | 31846V328 | First American Treasury Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000173004 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000173004 | ESZ5C6725_20251222_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173004 | 3EV5C6750_20251020_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173004 | 2EV5C6725_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173004 | 3EV5C6725_20251020_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173004 | 2EV5C6750_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173004 | 2EV5C6700_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173004 | ESH6P5500_20260323_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173004 | ESM6P5500_20260619_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173004 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	95.60%
C000173004 | Index OptionVIX C17_20251023_L_IB
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173004 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173004 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173004 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000173005 | 31846V328 | First American Treasury Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000173005 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000173005 | ESZ5C6725_20251222_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173005 | 3EV5C6750_20251020_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173005 | 2EV5C6725_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173005 | 3EV5C6725_20251020_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173005 | 2EV5C6750_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173005 | 2EV5C6700_20251013_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173005 | ESH6P5500_20260323_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173005 | ESM6P5500_20260619_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173005 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	95.60%
C000173005 | Index OptionVIX C17_20251023_L_IB
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173005 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173005 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173005 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000186116 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000186116 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186116 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186116 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186116 | 765504105 | Richtech Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186116 | 87151X101 | Symbotic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186116 | 836100107 | SoundHound AI, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186116 | 03214Q108 | Amprius Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186116 | 008073108 | Aerovironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186116 | 91532F102 | Unusual Machines Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	28.50%
C000186116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000186116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000186116 | Health Care74276L105
Holdings [Line Items]
Percent of Total Investments	71.10%
C000186116 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	0.40%
C000186116 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000186116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000186116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000186117 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000186117 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186117 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186117 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186117 | 765504105 | Richtech Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186117 | 87151X101 | Symbotic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186117 | 836100107 | SoundHound AI, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186117 | 03214Q108 | Amprius Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186117 | 008073108 | Aerovironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186117 | 91532F102 | Unusual Machines Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186117 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	28.50%
C000186117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000186117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000186117 | Health Care74276L105
Holdings [Line Items]
Percent of Total Investments	71.10%
C000186117 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	0.40%
C000186117 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000186117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000186117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000186118 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000186118 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186118 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186118 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186118 | 765504105 | Richtech Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186118 | 87151X101 | Symbotic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186118 | 836100107 | SoundHound AI, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186118 | 03214Q108 | Amprius Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186118 | 008073108 | Aerovironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186118 | 91532F102 | Unusual Machines Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186118 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	28.50%
C000186118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000186118 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000186118 | Health Care74276L105
Holdings [Line Items]
Percent of Total Investments	71.10%
C000186118 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	0.40%
C000186118 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000186118 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000186118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000227117 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227117 | 376549507 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227117 | 05594CAD6 | BX Trust 2025-LUNR, B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227117 | 02083X103 | Alpine Income Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227117 | 23347FAC4 | TPG Trust 2025-INFL, B
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227117 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227117 | 05608WAG9 | BX Commercial Mortgage Trust 2021-SOAR, B
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227117 | 419838AA5 | Hawaiian Airlines 2013-1 Class A Pass Through
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227117 | BLD3778 | Champion Iron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227117 | 032159105 | AMREP Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227117 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000227117 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227117 | ABS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227117 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	28.00%
C000227117 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227117 | Real Estate124830878
Holdings [Line Items]
Percent of Total Investments	30.40%
C000227117 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	2.50%
C000227117 | Industrials02128LAC0
Holdings [Line Items]
Percent of Total Investments	22.60%
C000227117 | Equities464287739
Holdings [Line Items]
Percent of Total Investments	0.50%
C000227117 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	7.30%
C000227117 | Consumer Discretionary05875CAB0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000227117 | Mbs Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227117 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227117 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227117 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227117 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000227118 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227118 | 376549507 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227118 | 05594CAD6 | BX Trust 2025-LUNR, B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227118 | 02083X103 | Alpine Income Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227118 | 23347FAC4 | TPG Trust 2025-INFL, B
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227118 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227118 | 05608WAG9 | BX Commercial Mortgage Trust 2021-SOAR, B
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227118 | 419838AA5 | Hawaiian Airlines 2013-1 Class A Pass Through
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227118 | BLD3778 | Champion Iron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227118 | 032159105 | AMREP Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227118 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227118 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227118 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000227118 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227118 | ABS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227118 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227118 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	28.00%
C000227118 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227118 | Real Estate124830878
Holdings [Line Items]
Percent of Total Investments	30.40%
C000227118 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	2.50%
C000227118 | Industrials02128LAC0
Holdings [Line Items]
Percent of Total Investments	22.60%
C000227118 | Equities464287739
Holdings [Line Items]
Percent of Total Investments	0.50%
C000227118 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	7.30%
C000227118 | Consumer Discretionary05875CAB0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000227118 | Mbs Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227118 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227118 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227118 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227118 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227118 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227118 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227118 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227118 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000227116 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227116 | 376549507 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227116 | 05594CAD6 | BX Trust 2025-LUNR, B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227116 | 02083X103 | Alpine Income Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227116 | 23347FAC4 | TPG Trust 2025-INFL, B
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227116 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227116 | 05608WAG9 | BX Commercial Mortgage Trust 2021-SOAR, B
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227116 | 419838AA5 | Hawaiian Airlines 2013-1 Class A Pass Through
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227116 | BLD3778 | Champion Iron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227116 | 032159105 | AMREP Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000227116 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227116 | ABS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227116 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	28.00%
C000227116 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227116 | Real Estate124830878
Holdings [Line Items]
Percent of Total Investments	30.40%
C000227116 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	2.50%
C000227116 | Industrials02128LAC0
Holdings [Line Items]
Percent of Total Investments	22.60%
C000227116 | Equities464287739
Holdings [Line Items]
Percent of Total Investments	0.50%
C000227116 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	7.30%
C000227116 | Consumer Discretionary05875CAB0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000227116 | Mbs Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227116 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227116 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227116 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227116 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227116 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227116 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000213451 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213451 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213451 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213451 | 912797NA1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213451 | 912797QQ3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213451 | 912797RM1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213451 | 46641Q217 | JPMorgan BetaBuilders Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213451 | 464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213451 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213451 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213451 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213451 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000213451 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213451 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213451 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213451 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213451 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000213451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213451 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213451 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213451 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000213451 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000213451 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000213451 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213451 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213451 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000213452 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213452 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213452 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213452 | 912797NA1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213452 | 912797QQ3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213452 | 912797RM1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213452 | 46641Q217 | JPMorgan BetaBuilders Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213452 | 464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213452 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213452 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213452 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000213452 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213452 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213452 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213452 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213452 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000213452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213452 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213452 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000213452 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000213452 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000213452 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213452 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213452 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000213450 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213450 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213450 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213450 | 912797NA1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213450 | 912797QQ3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213450 | 912797RM1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213450 | 46641Q217 | JPMorgan BetaBuilders Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213450 | 464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213450 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213450 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213450 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213450 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000213450 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213450 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213450 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213450 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213450 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213450 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213450 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000213450 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213450 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213450 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213450 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213450 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000213450 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000213450 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000213450 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213450 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213450 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.40%